Kimberly M. Reisler 212.603.2207 Direct Dial 212.603.2116 Direct Fax kreisler.thelenreid.com	Thelen Reid & Priest LLP Attorneys At Law 875 Third Avenue New York, NY 10022-6225 Tel. 212.603.2000 Fax 212.603.2001 www.thelenreid.com

       March 30, 2006

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:   DPL Inc.
                 Registration Statement on Form S-4

Ladies and Gentlemen:

On behalf of our client, DPL Inc. (the “Company”), we are transmitting herewith for filing the Company’s Registration Statement on Form S-4, together with exhibits thereto (the “Registration Statement”), for the registration under the Securities Act of 1933, as amended (the “Securities Act”), of $175,000,000 in aggregate principal amount of the Company’s 8% Senior Notes due 2009 (the “Registered Senior Notes”) and for the qualification under the Trust Indenture Act of 1939, as amended, of the Indenture, dated as of March 1, 2000, between the Company and J.P. Morgan Trust Company, N.A., as trustee, under which the Registered Senior Notes are to be issued.

Pursuant to an exchange offer described in the Registration Statement (the “Exchange Offer”), the Registered Senior Notes are to be issued in exchange for outstanding senior notes of the Company having substantially identical terms (the “Unregistered Senior Notes”). The Company is registering the Registered Senior Notes, to be offered in the Exchange Offer, in reliance on the position of the Staff of the Securities and Exchange Commission (the “Commission”) enunciated in a series of “no-action” letters commencing with Exxon Capital Holdings Corporation (available May 13, 1988). In this connection, the Company has requested us to advise the Commission as follows:

1.
The Company has not entered into any arrangement or understanding with any person (including any broker-dealer) to distribute the Registered Senior Notes to be received in the Exchange Offer and, to the best of the Company’s information and belief, each person (including any broker-dealer) participating in the Exchange Offer will acquire the Registered Senior Notes in the ordinary course of business and with no arrangement or understanding with any person to participate in a distribution of

March 30, 2006

        Registered Senior Notes to be received in the Exchange Offer. The Company will confirm the information in this subparagraph in its request for acceleration of the effective date of the Registration Statement.

2.
The prospectus contained in the Registration Statement discloses under THE EXCHANGE OFFER that any broker-dealer which holds Unregistered Senior Notes acquired for its own account as a result of market-making activities or other trading activities, and which receives Registered Senior Notes in exchange for such Unregistered Senior Notes pursuant to the Exchange Offer, may be deemed to be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of such Registered Senior Notes (it being understood that such prospectus may be the prospectus contained in the Registration Statement since such prospectus refers to such resales under PLAN OF DISTRIBUTION).

3.
The Letter of Transmittal, which must be signed or otherwise agreed to by or on behalf of an exchange offeree in order to participate in the Exchange Offer, contains a provision to the effect that any exchange offeree which is a broker-dealer holding Unregistered Senior Notes acquired for its own account as a result of market-making activities or other trading activities will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Registered Senior Notes received in respect of such Unregistered Senior Notes pursuant to the Exchange Offer (it being understood that such prospectus may be the prospectus contained in the Registration Statement, as aforesaid).

The filing fee of $18,725 was wire transferred to the account of the Commission at Mellon Bank, N.A. (No. 9108739) for credit to the Company's account (No. 0000787250) on March 30, 2006.

Please do not hesitate to contact Kim Reisler (212-603-2207) or Tal Hacohen (212-603-6772) should you have any questions regarding the Registration Statement.

Very truly yours,

THELEN REID & PRIEST LLP, Counsel to DPL Inc.

By:	/s/ Kimberly M. Reisler
Kimberly M. Reisler